American Century Government Income Trust

PROSPECTUS SUPPLEMENT

CAPITAL PRESERVATION FUND * GOVERNMENT AGENCY MONEY MARKET FUND
SHORT-TERM TREASURY FUND * LONG-TERM TREASURY FUND * TREASURY FUND
INFLATION-ADJUSTED TREASURY FUND * SHORT-TERM GOVERNMENT FUND
GINNIE MAE FUND

Supplement dated February 4, 2002 * Prospectus dated August 1, 2001

SPECIAL MEETING OF SHAREHOLDERS

AT A SPECIAL MEETING OF SHAREHOLDERS HELD ON NOVEMBER 16, 2001, SHAREHOLDERS OF
THE FUNDS APPROVED THE FOLLOWING PROPOSALS. ALL CHANGES WERE EFFECTIVE DECEMBER
3, 2001.

          SHORT-TERM TREASURY FUND

          Shareholders of the Short-Term Treasury Fund ("Short-Term Treasury")
          approved the transfer of substantially all of the fund's assets and liabilities to the American Century Treasury Fund ("Treasury") in
          exchange for shares of Treasury. Treasury has investment objectives and strategies that are substantially similar to the investment objectives and strategies of Short-Term Treasury. The total expense ratio of Treasury is expected to be identical to the total expense ratio of Short-Term Treasury.

          Short-Term Treasury shareholders will receive shares of Treasury on a tax-free basis in exchange for their shares of Short-Term Treasury.
          The value of a shareholder's account will not change as a result of the transaction.

          INFLATION-ADJUSTED TREASURY FUND

          Shareholders of the Inflation-Adjusted Treasury Fund
          ("Inflation-Adjusted Treasury") approved a change in the investment objective of the fund. The name of the fund will change to
          "Inflation-Adjusted Bond Fund."

The following replaces the sentence under the heading "What are the fund's investment objectives?" on page 12 of the Investor Class prospectus and page 11 of the Advisor Class prospectus.

          Inflation-Adjusted Bond seeks to provide total return and inflation protection consistent with an investment in inflation-indexed securities.

The following replaces the first three paragraphs under the heading "How does the fund pursue its investment objectives?" on page 12 of the Investor Class prospectus and page 11 of the Advisor Class prospectus.

          The fund buys inflation-indexed U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.
          Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them; their principal value is indexed for changes in inflation.

          The fund also may buy traditional U.S. Treasury securities that are not inflation indexed.

          In addition, the fund may invest in inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and by entities other than the U.S. Treasury or the
          U.S. government and its agencies and instrumentalities.

The following is inserted after the first paragraph under the heading "What are the principal risks of investing in the fund?" on page 12 of the Investor Class prospectus and page 11 of the Advisor Class prospectus.

          Although an investment in inflation-indexed securities issued by entities other than the U.S. Treasury or U.S. government and its agencies and instrumentalities increases the potential credit risk associated with the fund, the fund will attempt to mitigate this additional risk by limiting its investments to issuers whose credit has been rated BBB or higher, or, if unrated, determined to be of equivalent credit quality by American Century Investment Management,
          Inc.

          LONG-TERM TREASURY FUND

          Shareholders of the Long-Term Treasury Fund ("Long-Term Treasury")
          approved a change in the investment objective of the fund. The name of the fund will change to "Government Bond Fund."

The following replaces the entry for Long-Term Treasury in the chart on page 2 of the Investor Class and Advisor Class prospectuses.

          ----------------------------------------------------------------------
          Government Bond       U.S. government securities      Low credit risk
                                of any maturity

The following replaces the paragraph under the heading "What are the funds'
investment objectives?" on page 11 of the Investor Class prospectus and page 10 of the Advisor Class prospectus.

          The Short-Term Treasury and Treasury funds seek the highest level of current income exempt from state income tax and also seek to maintain safety of capital. The Government Bond fund seeks high current income.

The following replaces the second paragraph under the heading "How do the funds pursue their investment objectives?" on page 11 of the Investor Class prospectus and page 10 of the Advisor Class prospectus.

          The Short-Term Treasury and Treasury funds may invest up to 35% of their total assets in securities issued by the U.S. government and its agencies and instrumentalities other than the U.S. Treasury. The U.S.
          government provides varying levels of financial support to these agencies and instrumentalities. Government Bond may invest an unlimited percentage of its assets in these securities. Government
          Bond may also invest in mortgage-backed securities issued by the U.S.
          government and its agencies and instrumentalities.

The following replaces the entry for Long-Term Treasury in the chart under "What are the differences between the funds?" on page 11 of the Investor Class prospectus and page 10 of the Advisor Class prospectus.

          ----------------------------------------------------------------------
          Government Bond                      No limitation

The following is inserted under the heading "What are the principal risks of investing in the funds?" on page 11 of the Investor Class prospectus and page 10 of the Advisor Class prospectus.

          Government Bond invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by the fund, may be prepaid in this fashion.
          When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower.
          Because of this prepayment risk, the fund may benefit less from declining interest rates than other funds.

The third sentence in the second paragraph and the chart regarding Potential
Income and Potential Loss under the heading "What are the principal risks of investing in the funds?" on page 11 of the Investor Class prospectus and page 10 of the Advisor Class prospectus are deleted. The third paragraph under the same heading is replaced with the following.

          The fund managers monitor the weighted average maturity of Treasury and Government Bond. The managers seek to adjust this weighted average maturity as appropriate, taking into account market conditions and other relevant factors.

The following replaces the entry for Long-Term Treasury in the chart under "A
Comparison of Basic Risk Factors" on page 16 of the Investor Class prospectus and page 15 of the Advisor Class prospectus.

          ----------------------------------------------------------------------
          Government Bond            High            Low            Very Low

The following replaces the entry "Ginnie Mae" on page 18 of the Investor Class prospectus and page 17 of the Advisor Class prospectus.

          GINNIE MAE
          INFLATION-ADJUSTED BOND

          CASEY COLTON

          Mr. Colton, Vice President and Senior Portfolio Manager, has been a member of the Ginnie Mae team since January 1994 and a member of the
          Inflation-Adjusted Bond team since its inception. Mr. Colton joined
          American Century in 1990. He has a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a CFA charterholder and a Certified Public Accountant.

The first paragraph under the heading "Short-Term Government" on page 19 of the
Investor Class prospectus and page 18 of the Advisor Class prospectus is deleted.

The following replaces the entry "Long-Term Treasury, Inflation-Adjusted
Treasury" on page 19 of the Investor Class prospectus and page 18 of the Advisor
Class prospectus.

          GOVERNMENT BOND

          JEREMY FLETCHER

          Mr. Fletcher, Portfolio Manager, has been a member of the team that manages Government Bond since August 1997. He joined American Century in October 1991 as an Investor Relations Representative. He has
          bachelor's degrees in economics and mathematics from Claremont McKenna
          College. He is a CFA charterholder.

The following sentences should be added to the end of the paragraph introducing each fund's Annual Total Returns bar chart in the section on "Fund Performance
History" of the Investor Class prospectus.

          Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

The following table should be inserted to immediately precede the "Annual
Operating Expenses" table in the "Fees and Expenses" section of the Investor
Class prospectus.

          SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
          ----------------------------------------------------------------------
          Maximum Account Maintenance Fee        $25(1)

          (1)  Applies only to investors whose total investments with American
               Century are less than $10,000. See "Account Maintenance Fee"
               under "Investing with American Century" for more details.

The following replaces the section "Sell Shares" under the heading "Online" in the chart "Ways to Manage Your Account."

          SELL SHARES*

          Redeem shares and proceeds will be electronically transferred to your authorized bank account.

          *Online redemptions up to $25,000 per day.

The following paragraph should be inserted immediately after the paragraph captioned "Minimum Initial Investment Amount" in the section on "Investing with
American Century" of the Investor Class prospectus.

          ACCOUNT MAINTENANCE FEE

          We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000.
          We will determine the amount of your total investments twice per year, generally the last Friday in October and April. If your total investments are less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption.
          In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts) registered under your Social Security number. We will not charge you the fee as long as you choose to manage your account exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.

The following callout is added in the margin next to the section "Account
Maintenance Fee."

          PERSONAL ACCOUNTS include individual accounts, joint accounts,
          UGMA/UTMA accounts, personal trusts, Education Savings Accounts
          (formerly Education IRAs) and traditional, Roth and Rollover IRAs. If you have only business, business retirement, employer-sponsored or
          American Century Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

SH-SPL-28876  0202